Absolute Core Strategy ETF
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 88.36% Shares Fair Value
Canada — 13.65%
Energy — 4.76%
Enbridge, Inc. 67,511 $ 2,638,330
Materials — 8.89%
Agnico Eagle Mines Ltd. 32,090 1,705,263
Barrick Gold Corp. 100,709 1,913,471
Kirkland Lake Gold Ltd. 31,296 1,312,867
4,931,601
Total Canada 7,569,931
Ireland — 2.76%
Health Care — 2.76%
Medtronic PLC 14,797 1,530,750
Total Ireland 1,530,750
United Kingdom — 4.02%
Consumer Staples — 4.02%
Unilever PLC - ADR 41,460 2,230,133
Total United Kingdom 2,230,133
United States — 67.93%
Communications — 6.03%
Comcast Corp., Class A 22,244 1,119,541
Verizon Communications, Inc. 42,867 2,227,369
3,346,910
Consumer Discretionary — 4.68%
Graham Holdings Co., Class B 1,205 758,945
Starbucks Corp. 8,825 1,032,260
TJX Cos., Inc. (The) 10,603 804,980
2,596,185
Consumer Staples — 3.35%
Ingredion, Inc. 19,236 1,858,967
Energy — 1.83%
EOG Resources, Inc. 11,436 1,015,860
Financials — 19.65%
Alleghany Corp.
(a)
2,190 1,462,022
Berkshire Hathaway, Inc., Class B
(a)
16,368 4,894,032
Loews Corp. 48,566 2,805,172
Travelers Cos., Inc. (The) 11,090 1,734,809
10,896,035
Health Care — 6.75%
Pfizer, Inc. 45,882 2,709,332
Viatris , Inc. 76,559 1,035,843
3,745,175

Absolute Core Strategy ETF
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
United States — 67.93% (continued)
Materials — 7.98%
Corteva , Inc. 38,765 $ 1,832,809
DuPont de Nemours, Inc. 32,091 2,592,311
4,425,120
Real Estate — 5.23%
Equity Commonwealth
(a)
79,062 2,047,706
Jones Lang LaSalle, Inc.
(a)
3,163 851,922
2,899,628
Technology — 8.74%
Cerner Corp. 20,370 1,891,761
Cisco Systems, Inc. 30,950 1,961,302
Guidewire Software, Inc.
(a)
8,754 993,842
4,846,905
Utilities — 3.69%
Dominion Energy, Inc. 26,069 2,047,981
Total United States 37,678,766
TOTAL  COMMON STOCKS
  (Cost $41,357,820) 49,009,580
Total Investments — 88.36%
    (Cost $41,357,820) 49,009,580
Other Assets in Excess of Liabilities  —  11.64% 6,453,916
Net Assets — 100.00% $ 55,463,496
(a) Non-income producing security.
ADR - American Depositary Receipt.